Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,192,998)	$ (4,362,274)	$ (4,181,177)	$ (5,516,224)	$ (3,074,041)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	68,357	93,389	407,607	537,756
Depreciation of property and equipment	30,790	42,066		34,448	29,952
Amortization of operating lease right-of-use assets	236,793	323,507		327,389	293,461
Amortization of intangible assets	460,553	629,207		123,848
Impairment of intangible assets	83,229	113,707
Provision for expected credit losses accounts	37,292	50,948		7,619	16,683
Loss of disposal of property and equipment				453
Interest income	(55,668)	(76,054)		(81,568)
Changes in assets and liabilities:
Accounts receivable	(7,669)	(10,477)		(154,509)	(127,005)
Prepayments	(30,731)	(41,985)		(157,953)	10,040
Other current assets, net	116,238	158,804		41,431	(2,326)
Deposits	6,479	8,851		14,281	(23,097)
Accounts payable	(57,965)	(79,192)		294,503	(29,758)
Contract liabilities	(75,871)	(103,655)		(171,980)	115,960
Accrued liabilities and other payables	394,767	539,331		167,407	11,897
Other taxes payable	18,050	24,660		1,536	(42,246)
Operating lease obligation	(244,682)	(334,284)		(323,376)	(285,837)
NET CASH USED IN OPERATING ACTIVITIES	(2,213,036)	(3,023,451)		(4,854,939)	(3,106,317)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of intangible assets	(19,797)	(27,047)		(50,415)	(15,327)
Purchases of intangible assets	(136,774)	(186,861)		(737,203)
Acquisition of subsidiary, net of cash acquired	(375,934)	(513,600)		(309,311)
Deposit for an acquisition	(402,699)	(550,168)		(3,437,661)
Loan repayment by a shareholder					870,728
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(935,204)	(1,277,676)		(4,534,590)	855,401
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from common share issued for cash	4,442	6,069		3,722
Advances from/(to) a shareholder, net				(2,290,044)	2,290,044
Proceeds from loans	312,704	427,216
Net proceeds from initial public offering	4,156,832	5,679,065		11,157,002
Deferred public offering costs				(114,794)	(676,321)
Advances from directors				909,532
Repayment of long-term loans	(722,966)	(987,716)		(315,263)	(308,461)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,751,012	5,124,634		9,350,155	1,305,262
Foreign currency effect	95,531	130,515		(70,252)	26,156
NET CHANGE IN CASH AND CASH EQUIVALENTS	698,303	954,022		(109,626)	(919,498)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE YEAR	140,395	191,807		301,433	1,220,931
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	838,698	1,145,829	$ 140,395	191,807	301,433
Cash paid for:
Income tax paid
Bank Loan Interest		33,068		19,105	27,782
Operating Lease Interest	$ 3,989	$ 5,450		$ 11,159	$ 11,370